Unaudited Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Unaudited Condensed Consolidated Statements of Cash Flows
Amount of interests paid	$ 29.5	$ 33.6